Equity and Other Equity Items - Disclosure of Classes of Share Capital (Detail) - Common stock issued: [Member] - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Changes during the year	13,051,989,968
Balance at end of year	16,314,987,460	3,262,997,492	3,262,997,492